Stock-based Compensation (Notes)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock Option Plans and Stock Based Compensation

Management Equity Plan
On March 12, 2015, the Board of Directors of Momentive approved the MPM Holdings Inc. Management Equity Plan (the “MPMH Equity Plan”). Under the MPMH Equity Plan, Momentive can award no more than 3,818,182 shares which may consist of options, restricted stock units, restricted stock and other stock-based awards, qualifying as equity classified awards in accordance with ASC 718 “Compensation - Stock Compensation”. The restricted stock units are non-voting units of measurement which are deemed to be equivalent to one common share of Momentive. The options are options to purchase common shares of Momentive. The awards contain restrictions on transferability and other typical terms and conditions. The purpose of the MPMH Equity Plan is to assist the Company in attracting, retaining, incentivizing and motivating employees and Directors and to promote the success of the Company’s business by providing such participating individuals with a proprietary interest in the performance of the Company.
On April 10, 2015, the Compensation Committee of the Board of Directors of Momentive approved grants under the MPMH Equity Plan of restricted stock units and options to certain of the Company’s key managers, including the Company’s named executive officers and directors.

The following is a summary of key terms of the stock-based awards granted under the MPMH Equity Plan.

Award	Vesting Terms	Option/Unit Terms
Stock Options—Tranche A	Performance-based and market-based upon achievement of targeted common stock prices either through a sale or an IPO with certain conditions as such terms are defined by the MPMH Equity Plan	10 years
Stock Options—Tranche B	Performance-based and market-based upon achievement of targeted common stock prices either through a sale or an IPO with certain conditions as such terms are defined by the MPMH Equity Plan	10 years
Restricted Stock Units	Cliff vest four years after grant date; Immediate vesting upon a change in control event and ratable vesting in the event of an IPO as defined in the MPMH Equity Plan	NA
Directors Restricted Stock Units grant	Cliff vest annually after grant date; Immediate vesting upon a change in control event and ratable vesting in the event of an IPO as defined in the MPMH Equity Plan	NA
Stock Options
The estimated fair values of Stock Options granted and the assumptions used for the Monte Carlo option-pricing model were as follows:

	Year Ended		Year Ended
	December 31, 2016		December 31, 2015
	Tranche A	Tranche B	Tranche A	Tranche B
Estimated fair values	$9.83	$8.93	$7.93	$7.62
Assumptions:
Strike Price	$10.25	$10.25	$20.33	$20.33
Risk-free interest rate	0.80%	0.80%	0.48%	0.48%
Expected term	1.62 years	1.62 years	1.73 years	1.73 years
Expected volatility	60.00%	60.00%	47.00%	47.00%
Tranche Market Threshold	$20.00	$25.00	$30.50	$40.66
The fair market value of the underlying stock price for the purpose of determining strike prices were derived mainly from a discounted cash-flow model. The risk-free interest rate has been determined on the yields for U.S. Treasury securities for a period approximating the expected term compounded continuously which changed from 0.48% on original grant date to 0.80% on modification. The expected term represents the average of anticipated exit scenarios which changed from 1.73 years on original grant date to 1.62 years on modification. The expected volatility, which changed from 47.00% on original grant date to 60.00% on modification, has been estimated based on the volatilities using a weighted peer group of companies which are deemed to be similar to our Company and is calculated using the expected term of the stock options granted. The Tranche Market Thresholds are the average targeted expected closing prices over 10 days in the event of the underlying stocks trading publicly.
Information on stock option activity is as follows:

	Year Ended December 31, 2016
	Tranche A		Tranche B
	Units	Weighted-Average Exercise Price per Share	Units	Weighted-Average Exercise Price per Share
Balance at beginning of the period	792,820	$20.33	792,820	$20.33
Granted	26,460	12.47	26,460	12.47
Exercised	—		—
Forfeited	(37,240)	10.25	(37,240)	10.25
Expired	—		—
Balance at end of the period	782,040	$10.33	782,040	$10.33

	Year Ended December 31, 2015
	Tranche A		Tranche B
	Units	Weighted-Average Exercise Price per Share	Units	Weighted-Average Exercise Price per Share
Balance at beginning of the period	—		—
Granted	910,420	$20.33	910,420	$20.33
Exercised	—		—
Forfeited	(117,600)	20.33	(117,600)	20.33
Expired	—		—
Balance at end of the period	792,820	$20.33	792,820	$20.33
As there have been no performance and market based achievements since the date of the original grant, there has been no compensation expense recorded during the fiscal year ended December 31, 2016 and fiscal year ended December 31, 2015. At December 31, 2016 and December 31, 2015, unrecognized compensation expense related to non-vested stock options was $15 and $12, respectively. Stock-based compensation cost related to stock options will be recognized once the satisfaction of the performance and market conditions becomes probable.
Restricted Stock Units
Information on Restricted Stock Units (“RSU”) activity is as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Units	Grant date fair per Share	Units	Grant date fair per Share
Balance at beginning of the year	712,762	$20.33	—
Granted	93,446	10.92	817,251	$20.33
Vested	(29,520)	20.33	—
Forfeited	(42,848)	18.64	(104,489)	20.33
Expired	—		—
Balance at end of the year	733,840	$19.23	712,762	$20.33
The fair market values related to the RSUs at the different grant dates were derived from material financial weighted analysis of the Company’s value as implied at emergence from Chapter 11 Bankruptcy or by the sales of stock completed with related parties and adjusted to reflect current and future market conditions and the expected Company’s financial performances at the grant date. The material financial weighted analysis consisted of (i) a discounted cash flow analysis, (ii) a selected publicly traded company analysis and (iii) a selected transactions analysis. The employees’ and named executive officers’ RSUs are 100% vested upon the fourth anniversary of the date of grant (“Scheduled Vesting Date”) provided that the grantee remains continuously employed in active service by the Company or one of its affiliates from the date of grant through the Scheduled Vesting Date. The directors’ RSUs are 100% vested upon the first anniversary of the date of grant.
Additionally, vesting of the RSU grants could be accelerated: (i) upon a Sale of the Company occurring prior to the Scheduled Vesting Date, the RSUs, to the extent unvested, shall become fully vested, subject to the grantee’s continued employment through the effective date of such Sale; or (ii) upon an IPO occurring prior to the Scheduled Vesting Date, a graded percentage of the RSUs, shall become vested subject to the grantee’s continued employment through the effective date of the IPO.

There have been no performance and market based achievements since the date of the original grant. The fair value of the Company’s RSUs, net of forfeitures is expensed on a straight-line basis over the required service period.
Stock-based compensation expense related to the RSU awards was approximately $3 for both the fiscal year ended December 31, 2016 and fiscal year ended December 31, 2015. As of December 31, 2016 and December 31, 2015, unrecognized compensation related to RSU awards was $8 with weighted average remaining vesting period of 2.4 years and $10 with weighted average remaining vesting period of 3.2 years, respectively. Stock-based compensation cost related to RSU awards may be accelerated once the satisfaction of one of the performance conditions outlined becomes probable.
Although the MPMH Equity Plan, under which the above awards were granted, is sponsored by Momentive, the underlying compensation costs represent compensation costs paid for by Momentive on MPM’s behalf, as a result of the employees’ services to MPM. The Company intends to issue new stock to deliver shares under the MPMH Equity Plan.

Cancellation and Expiration of MPM’s Outstanding Old Equity Awards
As of the Effective Date, in conjunction with the MPM’s emergence from Chapter 11, all outstanding unvested unit options and restricted deferred units were canceled, effective immediately. In addition, all vested unit options to purchase units of Hexion Holdings (the Company’s prior ultimate parent) were modified to have an expiration date 90 days subsequent to the Effective Date, and on January 22, 2015, all such unit options expired unexercised.
Financial Statement Impact Old Equity Awards on MPM
Share-based compensation expense was recognized, net of estimated forfeitures, over the requisite service period on a graded-vesting basis, and is included in “Selling, general and administrative expense” in the Consolidated Statements of Operations. The Company adjusted compensation expense periodically for forfeitures.
The Company recognized share-based compensation expense of $0, less than $1, and $1 for the successor period from October 25, 2014 through December 31, 2014; the predecessor period from January 1, 2014 through October 24, 2014 and the years ended December 31, 2013, respectively, related to the old Equity Awards.
MPM Unit Option Activity
Following is a summary of activity under the Company's unit option plans for the fiscal year ended December 31, 2014:

	Hexion Holdings Common Units	Weighted Average Exercise Price
Outstanding at December 31, 2013	10,933,986	$2.69
Forfeited	(14,184)	$4.85
Outstanding at December 31, 2014	10,919,802	$2.68

All outstanding options as of December 31, 2014 subsequently expired on January 22, 2015.
The total amount of cash received and total intrinsic value (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) of options exercised during the successor period from October 25, 2014 through December 31, 2014; the predecessor period from January 1, 2014 through October 24, 2014 and the year ended December 31, 2013 was $0.
MPM’s Restricted Unit Activity
Following is a summary of activity under the Company's restricted unit plan for the year ended December 31, 2014:

	Hexion Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	1,174,860	$1.92
Restricted units forfeited	(2,955)	$4.85
Restricted units canceled	(1,171,905)	$1.91
Nonvested at December 31, 2014	—	N/A